Consolidated Statements of Operations (Unaudited) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016
Revenues:
Contract revenue	$ 777,284	$ 1,330,884	$ 4,749,294	$ 10,448,794
Grant revenue	342,489		683,178
Total revenues	1,119,773	1,330,884	5,432,472	10,448,794
Cost of revenues	(978,921)	(1,087,315)	(4,310,083)	(8,433,671)
Gross profit	140,852	243,569	1,122,389	2,015,123
Operating expenses:
Research and development	1,803,360	1,217,540	5,507,033	4,295,867
General and administrative	731,593	764,219	3,209,155	3,428,838
Total operating expenses	2,534,953	1,981,759	8,716,188	7,724,705
Loss from operations	(2,394,101)	(1,738,190)	(7,593,799)	(5,709,582)
Other income:
Change in fair value of warrant liability				1,541,241
Gain on settlement liability				390,599
Interest income, net	16,895	4,753	29,906	2,216
Total other income			29,906	1,934,056
Net loss before income taxes			(7,563,893)	(3,775,526)
Income tax benefit			416,810	530,143
Net loss	$ (2,377,206)	$ (1,733,437)	$ (7,147,083)	$ (3,245,383)
Basic net loss per share	$ (0.27)	$ (0.32)	$ (1.16)	$ (0.93)
Diluted net loss per share	$ (0.27)	$ (0.32)	$ (1.16)	$ (1.34)
Basic weighted average common shares outstanding	8,734,897	5,472,449	6,144,237	3,481,460
Diluted weighted average common shares outstanding	8,734,897	5,472,449	6,144,237	3,583,587